Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Balanced Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 1,496,454,609
Holdings Count | Holding	907
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%

Columbia Variable Portfolio – Balanced Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	T his semiannual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 1,496,454,609
Holdings Count | Holding	907
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%

Columbia Variable Portfolio - Balanced Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 1,496,454,609
Holdings Count | Holding	907
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%